Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 3,205	$ 3,185	$ 3,132
Non-interest income	2,722	2,203	2,366
Total revenue	5,927	5,388	5,498
Provision for (reversal of) credit losses	295	436	75
Amortization and impairment	277	278	253
Other non-interest expenses	4,185	3,205	2,770
Income (loss) before income taxes	1,170	1,469	2,400
Income taxes	738	284	531
Net income (loss)	432	1,185	1,869
Non-controlling interests	9	7	5
Equity shareholders	423	1,178	1,864
Average assets	953,164	947,830	870,553
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,709	1,720	1,587
Non-interest income	551	542	596
Total revenue	2,260	2,262	2,183
Provision for (reversal of) credit losses	158	305	98
Amortization and impairment	59	59	52
Other non-interest expenses	1,231	1,254	1,100
Income (loss) before income taxes	812	644	933
Income taxes	223	173	246
Net income (loss)	589	471	687
Equity shareholders	589	471	687
Average assets	317,940	315,639	292,987
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	464	452	377
Non-interest income	887	864	920
Total revenue	1,351	1,316	1,297
Provision for (reversal of) credit losses	46	21	(4)
Amortization and impairment	1		1
Other non-interest expenses	664	658	672
Income (loss) before income taxes	640	637	628
Income taxes	171	168	166
Net income (loss)	469	469	462
Equity shareholders	469	469	462
Average assets	89,908	89,669	78,476
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	476	466	389
Non-interest income	230	187	220
Total revenue	706	653	609
Provision for (reversal of) credit losses	98	100	28
Amortization and impairment	30	29	27
Other non-interest expenses	350	327	291
Income (loss) before income taxes	228	197	263
Income taxes	27	36	37
Net income (loss)	201	161	226
Equity shareholders	201	161	226
Average assets	59,421	59,084	50,274
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	535	600	793
Non-interest income	946	582	511
Total revenue	1,481	1,182	1,304
Provision for (reversal of) credit losses	(10)	(1)	(38)
Amortization and impairment	2	2	1
Other non-interest expenses	648	654	595
Income (loss) before income taxes	841	527	746
Income taxes	229	149	203
Net income (loss)	612	378	543
Equity shareholders	612	378	543
Average assets	296,565	295,794	282,750
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	21	(53)	(14)
Non-interest income	108	28	119
Total revenue	129	(25)	105
Provision for (reversal of) credit losses	3	11	(9)
Amortization and impairment	185	188	172
Other non-interest expenses	1,292	312	112
Income (loss) before income taxes	(1,351)	(536)	(170)
Income taxes	88	(242)	(121)
Net income (loss)	(1,439)	(294)	(49)
Non-controlling interests	9	7	5
Equity shareholders	(1,448)	(301)	(54)
Average assets	$ 189,330	$ 187,644	$ 166,066